3. Loans, Nonaccrual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Non-accrual loans
Non-accrual loans	$ 10,728	$ 13,836
Construction and land development
Non-accrual loans
Non-accrual loans	3,854	6,546
Single-family residential
Non-accrual loans
Non-accrual loans	2,370	2,980
Single-family residential - Banco de la Gente stated income
Non-accrual loans
Non-accrual loans	1,545	1,990
Commercial
Non-accrual loans
Non-accrual loans	2,598	2,043
Multifamily and Farmland
Non-accrual loans
Non-accrual loans	110	0
Total real estate loans
Non-accrual loans
Non-accrual loans	10,477	13,559
Commercial loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	176	250
Consumer loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	$ 75	$ 27